DIRECT COSTS (Tables)	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
Disclosure of direct costs
The following table lists direct costs for 2018 and 2017 by nature:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2018	2017
Cost of sales	$37,506	$26,461
Compensation	3,954	2,795
Selling, general and administrative expenses	1,765	1,339
Property taxes, sales taxes and other	2,294	1,793
	$45,519	$32,388